INDEPENDENCE ONE EQUITY PLUS FUND

(A PORTFOLIO OF INDEPENDENCE ONE MUTUAL FUNDS)

PROSPECTUS

The shares of Independence One Equity Plus Fund (the "Fund") offered by this prospectus represent interests in the Fund which is a diversified portfolio and one of a series of investment portfolios in Independence One Mutual Funds (the "Trust"), an open-end management investment company (a mutual fund). Michigan National Bank professionally manages the Fund's portfolio.

The investment objective of the Fund is total return. The Fund will pursue this objective by attempting to provide investment results that correspond to or exceed the aggregate price and dividend performance of the Standard & Poor's 100 Composite Stock Price Index (the "S&P 100") by investing primarily in the common stocks comprising the S&P
100. The Fund is neither affiliated with nor sponsored by Standard & Poor's ("S&P").

Shares of the Fund are intended to be sold as an investment vehicle for institutions, corporations, fiduciaries and individuals. Shareholders can invest, reinvest, or redeem shares at any time without charge or penalty imposed by the Fund. Shareholders have access to other portfolios of the Trust through an exchange program.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF MICHIGAN NATIONAL BANK, ARE NOT ENDORSED OR GUARANTEED BY MICHIGAN NATIONAL BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in shares of the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated June 30, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement is incorporated by reference into this prospectus. You may request a copy of the Statement free of charge by calling toll-free 1-800-334-2292. To obtain other information, or make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated June 30, 1997

TABLE OF CONTENTS

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SUMMARY OF FUND EXPENSES                                                       1

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FINANCIAL HIGHLIGHTS                                                           2

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GENERAL INFORMATION                                                            3

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INVESTMENT INFORMATION                                                         3

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  Investment Objective                                                         3
  Investment Policies                                                          3
  Acceptable Investments                                                       4
  Equity Investment Considerations                                             7
  Derivative Contracts and Securities                                          7
  Investment Limitation                                                        7

INDEPENDENCE ONE MUTUAL FUND

  INFORMATION                                                                  7

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  Management of the Trust                                                      7
  Distribution of Fund Shares                                                  9
  Fund Administration                                                          9
  Brokerage Transactions                                                       9

NET ASSET VALUE                                                               10

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INVESTING IN THE FUND                                                         10

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  Share Purchases                                                             10
  Minimum Investment Required                                                 10
  What Shares Cost                                                            10
  Certificates and Confirmations                                              11
  Dividends and Capital Gains                                                 11
  Systematic Investment Program                                               11

EXCHANGING SECURITIES FOR FUND SHARES                                         11

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EXCHANGE PRIVILEGE                                                            12

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REDEEMING FUND SHARES                                                         13

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  Systematic Withdrawal Program                                               15
  Accounts with Low Balances                                                  15

SHAREHOLDER INFORMATION                                                       16

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  Voting Rights                                                               16
EFFECT OF BANKING LAWS                                                        16

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TAX INFORMATION                                                               17

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  Federal Income Tax                                                          17

PERFORMANCE INFORMATION                                                       17

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STANDARD & POOR'S                                                             17

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FINANCIAL STATEMENTS                                                          19

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INDEPENDENT AUDITOR'S REPORT                                                  32

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ADDRESSES                                                             Back Cover

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SUMMARY OF FUND EXPENSES

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                        SHAREHOLDER TRANSACTION EXPENSES


Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)............................       None
Maximum Sales Charge Imposed on Reinvested Dividends

  (as a percentage of offering price)....................................................................       None
Contingent Deferred Sales Charge (as a percentage of original purchase

  price or redemption proceeds, as applicable)...........................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable).......................................       None
Exchange Fee.............................................................................................       None


                         ANNUAL FUND OPERATING EXPENSES
                    (As a percentage of average net assets)


Management Fee (after waiver)(1).........................................................................       0.25%
12b-1 Fees...............................................................................................       None
Total Other Expenses (after waiver)(2)...................................................................       0.19%

     Total Fund Operating Expenses (after waivers)(3)....................................................       0.44%

(1) The management fee was reduced to reflect the voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

 (2)Total Other Expenses have been reduced to reflect the voluntary waiver of a portion of the administrative fee. The administrator can terminate this voluntary waiver at any time at its sole discretion.

(3) The Total Fund Operating Expenses in the table above are based on expenses expected to be incurred during the fiscal year ending April 30, 1998, and are expected to be 0.63%, absent the voluntary waivers described in Notes 1 and 2 above. During the course of this period, expenses may be more or less than the amount shown. The Total Fund Operating Expenses for the fiscal year ended April 30, 1997 were 0.40%, and would have been 0.64% absent the voluntary waivers of portions of the management fee and administrative fee.

     THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "INVESTING IN THE FUND." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                                       1 YEAR     3 YEARS    5 YEARS   10 YEARS
You would pay the following expenses on a $1,000 investment assuming (1) 5%
annual return and (2) redemption at the end of each time period............     $5         $14        $25        $55

     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

INDEPENDENCE ONE EQUITY PLUS FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) Reference is made to the Independent Auditors' Report on page 32.


                         YEAR ENDED APRIL 30,

                                                                                             1997      1996(A)

NET ASSET VALUE, BEGINNING OF PERIOD                                                       $   11.39  $   10.00
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

-----------------------------------------------------------------------------------------
  Net investment income                                                                         0.21       0.11
-----------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                        2.70       1.38
-----------------------------------------------------------------------------------------  ---------  ---------
Total from investment operations                                                                2.91       1.49
-----------------------------------------------------------------------------------------  ---------  ---------
LESS DISTRIBUTIONS

-----------------------------------------------------------------------------------------
  Distributions from net investment income                                                     (0.21)     (0.10)
-----------------------------------------------------------------------------------------
  Distributions from net realized gain on invesments                                           (0.05)        --
-----------------------------------------------------------------------------------------  ---------  ---------
Total distributions                                                                            (0.26)     (0.10)
-----------------------------------------------------------------------------------------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                                                             $   14.04  $   11.39
-----------------------------------------------------------------------------------------  ---------  ---------
TOTAL RETURN (B)                                                                               26.00%     14.96%
-----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS

-----------------------------------------------------------------------------------------
  Expenses                                                                                      0.40%      0.39%*
-----------------------------------------------------------------------------------------
  Net investment income                                                                         1.74%      1.92%*
-----------------------------------------------------------------------------------------
  Expense waiver (c)                                                                            0.24%      0.31%*
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SUPPLEMENTAL DATA

-----------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                   $169,328   $112,609
-----------------------------------------------------------------------------------------
  Average commission rate paid (d)                                                           $0.0350    $0.0345
-----------------------------------------------------------------------------------------
  Portfolio turnover                                                                               8%         6%
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

 * Computed on an annualized basis.

 (a) Reflects operations for the period from September 25, 1995 (date of initial public investment) to April 30, 1996.

 (b) Based on net asset value.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

Further information about Equity Plus Fund's performance is contained in the Annual Report for the fiscal year ended April 30, 1997, which can be obtained free of charge.

GENERAL INFORMATION

--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated January 9, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. This prospectus relates only to the Trust's portfolio known as Independence One Equity Plus Fund. As of the date of this prospectus, the Fund does not offer separate classes of shares.

Shares of the Fund are designed primarily for individuals and institutions as a convenient means of accumulating an interest in a professionally-managed, diversified portfolio investing substantially in the common stocks of companies with very large market capitalization. A minimum initial investment of $1,000 is required. Subsequent investments must be in the amount of at least $100.

INVESTMENT INFORMATION

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is total return. The investment objective cannot be changed without the approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund will pursue its investment objective by attempting to provide investment results that correspond to or exceed the aggregate price and dividend performance of the S&P 100 by investing primarily in the stocks comprising the S&P 100. Unless indicated otherwise, the investment policies of the Fund may be changed by the Board of Trustees ("Trustees") without the approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

The S&P 100 is a capitalization-weighted index of 100 stocks from a broad range of industries. It provides a measure of overall large company performance because it comprises 100 blue chip stocks from diverse industry groups. Stocks selected for inclusion tend to be the leading companies in leading industries in the U.S. economy. Selection criteria include market value, capitalization, trading activity and liquidity, and soundness of financial and operating conditions. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all 100 stocks and divided by a predetermined base value. The base value for the S&P 100 is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights and substitutions. Inclusion of a particular stock in the S&P 100 in no way implies an opinion by S&P as to its investment attractiveness, nor is S&P a sponsor or in any way affiliated with the Fund.

Under normal circumstances, at least 80% of the Fund's assets will be invested to correspond as closely as possible to the relative weighting of the S&P 100. With respect to this 80% investment level, the Fund will attempt to achieve a high degree of correlation between the performance of its portfolio and that of the S&P 100. In managing this portion of the Fund's assets, Michigan National Bank (the "Adviser") and Sosnoff Sheridan Group (the "Sub-Adviser") (collectively, the "Advisers") will utilize a technique called index fund management which entails the use of a computer program to track the S&P 100 on a daily basis. The Advisers will purchase and sell securities from the Fund's portfolio as necessary to continually and accurately duplicate the composition of the S&P 100, as appropriate, as it changes over time. The Advisers will continually assess the validity of the adjustments made to the Fund's portfolio.

With respect to the remaining 20% of the Fund's assets, the Advisers will normally select common stocks that are included in the S&P 100, the weightings of which may or may not be identical to that of the S&P
100. These weightings will be determined by the Advisers in an effort to exceed the total return performance of the S&P 100. Several criteria are considered in selecting those stocks that, in the Advisers' opinion, are likely to have above-average performance. These criteria include: (1) projections by securities analysts of the stock's earnings and dividend growth; (2) growth potential, as measured by reinvestment of a high portion of a company's current earnings; (3) improving earnings outlook, as determined based upon surveys of Wall Street securities analysts; (4) technical measures, such as rising trading volume indicating an increasing investor interest in a stock; and (5) dividend yield, with preference being given to high-yield stocks and stocks of companies which pay no dividends and retain their earnings to finance growth.

The Fund's ability to provide investment results that correspond to or exceed the aggregate price and dividend performance of the S&P 100 will depend partly on the size and timing of cash flows into and out of the Fund. Investment changes to accommodate these cash flows will be made to maintain the similarity of the Fund's portfolio to the S&P 100, with respect to the 80% investment level described above, to the maximum practicable extent. With respect to the reciprocal 20% investment level described above, changes will be made to accommodate cash flows, as appropriate. From time to time, adjustments may be made in the Fund because of changes in the composition of the S&P 100 as announced by S&P. It is anticipated that these adjustments will occur infrequently, and therefore, the accompanying costs, including brokerage fees, custodial expenses, and transfer taxes, are expected to be relatively low. Portfolio turnover is also expected to be lower than for most other investment companies. The adverse financial situation of an issuer may not directly result in the elimination of its securities from the portfolio, unless the securities are removed from the S&P 100. The Fund reserves the right to remove an investment from the Fund if, in the Advisers' opinion, the merit of the investment has been substantially impaired by extraordinary events or financial conditions.

ACCEPTABLE INVESTMENTS

In addition to the investment policies described above, the Fund may utilize stock index futures contracts and options on stocks, stock indices and stock index futures contracts for the purposes of managing cash flows into and out of the Fund's portfolio and potentially reducing transactional costs. The Fund will only enter into stock index futures contracts for the purpose of offsetting risks from other positions.

The Fund may hold cash reserves which may be invested in temporary investments which include, but are not limited to, short-term money market instruments, U.S. government securities (including variable rate U.S. government securities), and repurchase agreements. The Fund may also invest in restricted and illiquid securities, securities of other investment companies, and lend portfolio securities.

STOCK INDEX FUTURES AND OPTIONS. The Fund may utilize stock index futures contracts, options, and options on futures contracts, subject to the limitation that the value of these futures contracts and options will not exceed 20% of the Fund's total assets. Also the Fund will not purchase options to the extent that more than 5% of the value of the Fund's total assets would be invested in premiums on open option positions.

These contracts and options will serve three purposes. First, the contracts, some of which require a small margin, will allow the Fund to maintain sufficient liquidity to meet redemption requests, thereby handling cash flows into and out of the Fund. In addition, the contracts will increase the level of Fund assets that may be devoted to attempting to approximate the investment return of the S&P 100. Third, participation in futures contracts could potentially reduce transaction costs, since transaction costs associated with futures and options contracts can be lower than costs stemming from direct investments in stocks.

     RISKS. There are several risks accompanying the utilization of futures contracts to effectively anticipate market movements. First, positions in futures contracts may be closed only on an exchange or board of trade that furnishes a secondary market for such contracts. While the Fund plans to utilize futures contracts only if an active market for such contracts exists, there is no guarantee that a liquid market will exist for the contracts at a specified time. The Fund's ability to establish and close out futures and options positions depends on this secondary market. Furthermore, because, by definition, futures contracts look to projected price levels in the future, and not to current levels of valuation, market circumstances may result in there being a discrepancy between the price of the stock index future and the movement in the corresponding stock index. The absence of a perfect price correlation between the futures contract and its underlying stock index could stem from investors choosing to close futures contracts by offsetting transactions, rather than satisfying additional margin requirements. This could result in a distortion of the relationship between the index and futures market. In addition, because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.

     The effective use of futures and options as hedging techniques depends on the correlation between their prices and the behavior of the Fund's portfolio securities as well as the Adviser's ability to accurately predict the direction of stock prices, interest rates and other relevant economic factors. In addition, daily limits on the fluctuation of futures and options prices could cause the Fund to be unable to timely liquidate its futures or options position and cause it to suffer greater losses than would otherwise be the case. In this regard, the Fund may be unable to anticipate the extent of its losses from futures transactions. The Statement of Additional Information includes a further discussion of futures and options transactions.

     In view of these considerations, the Fund will comply with the following restrictions when purchasing and selling futures contracts. First, the Fund will not participate in futures transactions if the sum of its initial margin deposits on open contracts will exceed 5% of the market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts it has entered into. Second, the Fund will not enter into these contracts for speculative purposes. Third, since the Fund does not constitute a commodity pool, it will not market itself as such, nor serve as a vehicle for trading in the commodities futures or commodity options markets. In this regard, the Fund will disclose to all prospective investors the limitations on its futures and options transactions, and make clear that these transactions are entered into only for bona fide hedging purposes, or other permissible purposes pursuant to regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). Finally, the Fund has claimed an exclusion from registration as a commodity pool operator under the regulations promulgated by the CFTC.

TEMPORARY INVESTMENTS. For temporary defensive purposes, the Fund may invest up to 100% of its total assets in cash and cash items including: short-term money market instruments; securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities; and repurchase agreements.

The Fund may also hold the instruments described above in such amounts as necessary: to provide funds for the settlement of portfolio transactions; pending investment of cash receipts in the ordinary course of business; and to meet requests for redemption of Fund shares.

     U.S. GOVERNMENT SECURITIES. The Fund is permitted to invest in U.S. government securities which are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to, the following:

       direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds; and

       notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as the: Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; and Student Loan Marketing Association.

     Some of the short-term U.S. government securities the Fund may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as a published interest rate or interest rate index.

     REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

EQUITY INVESTMENT CONSIDERATIONS

As described above, the Fund invests primarily in the common stocks comprising the S&P 100. As with other mutual funds that invest primarily in common stocks, the Fund is subject to market risks. That is, the possibility exists that common stocks will decline over short or even extended periods of time, and the United States equity market tends to be cyclical, experiencing both periods when stock prices generally increase and periods when stocks prices generally decrease.

DERIVATIVE CONTRACTS AND SECURITIES

The term "derivative" has traditionally been applied to certain contracts (including, futures, forward, option and swap contracts) that "derive" their value from changes in the value of an underlying security, currency, commodity or index. Certain types of securities that incorporate the performance characteristics of these contracts are also referred to as "derivatives." The term has also been applied to securities "derived" from the cash flows from underlying securities, mortgages or other obligations.

Derivative contracts and securities can be used to reduce or increase the volatility of an investment portfolio's total performance. While the response of certain derivative contracts and securities to market changes may differ from traditional investments, such as stock and bonds, derivatives do not necessarily present greater market risks than traditional investments. The Fund will only use derivative contracts for the purposes disclosed in the applicable prospectus sections above. To the extent that the Fund invests in securities that could be characterized as derivatives, it will only do so in a manner consistent with its investment objectives, policies and limitations.

INVESTMENT LIMITATION

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for at least a percentage of its cash value with an agreement to buy it back on a set date) except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge securities to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval.

INDEPENDENCE ONE MUTUAL FUNDS INFORMATION

--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trustees are responsible for managing the Trust's business affairs and for exercising all of the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

 INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Michigan National Bank, as the Fund's investment adviser subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of the Fund.

     ADVISORY FEES. The Adviser may receive an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee or reimburse certain expenses of the Fund.

     ADVISER'S BACKGROUND. Michigan National Bank, a national banking association, is a wholly-owned subsidiary of Michigan National Corporation ("MNC"). MNC is a wholly owned subsidiary of National Australia Bank Limited, which is a transnational banking organization, headquartered in Melbourne, Australia. Through its subsidiaries and affiliates, MNC, Michigan's fifth largest bank holding company in terms of total assets, as of December 31, 1996, offers a full range of financial services to the public, including commercial lending, depository services, cash management, brokerage services, retail banking, mortgage banking, investment advisory services and trust services. Independence One Capital Management Corporation ("IOCM"), a nationally recognized investment advisory subsidiary of MNC, provides investment advisory services for trust and other managed assets. IOCM and the Trust Division of Michigan National Bank (the "Trust Division") have managed custodial assets totaling $10.7 billion. Of this amount, IOCM and the Trust Division have investment discretion over $1.9 billion.

     Michigan National Bank has managed mutual funds since May 1989. The Trust Division has managed pools of commingled funds since 1964.

     As part of its regular banking operations, Michigan National Bank may make loans to or provide credit support for obligations issued by public companies or municipalities. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of Michigan National Bank. The lending relationship will not be a factor in the selection of securities.

     Sharon Dischinger is Second Vice President and Portfolio Manager for Michigan National Bank and Independence One Capital Management Corporation in Farmington Hills, and has been responsible for management of the Fund's portfolio since its inception. Ms. Dischinger joined Michigan National Bank in 1990 and is currently the head equity trader. She is also a General Securities Representative. Prior to Michigan National Bank, Ms. Dischinger was the head equity trader at Morison Asset Management.

  SUB-ADVISER. Pursuant to the terms of an investment sub-advisory agreement between the Adviser and Sosnoff Sheridan Corporation (doing business as Sosnoff Sheridan Group), the Sub-Adviser furnishes certain investment advisory services to the Adviser, including investment research, statistical and other factual information, and recommendations, based on its analysis, and assists the Adviser in identifying securities for potential purchase and/or sale on behalf of the Fund's portfolio. For the services provided and the expenses incurred by the Sub-Adviser pursuant to the sub-advisory agreement, the Sub-Adviser is entitled to receive an annual fee of 0.035% of the average daily value of the Fund's equity securities payable by the Adviser. The Sub-Adviser may elect to waive some or all of its fee. In no event shall the Fund be responsible for any fees due to the Sub-Adviser for its services to the Adviser. The Sub-Adviser, located at 440 South LaSalle Street, Suite 2301, Chicago, Illinois, 60605, is a corporation controlled by Thomas Sosnoff, its Director and President, and Scott Sheridan, its Director, Executive Vice-President and Secretary. In the event that the Sub-Adviser, for any reason, ceases to furnish sub-advisory services to the Fund, the Adviser will assume direct responsibility for all advisory functions.

DISTRIBUTION OF FUND SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities

Corp. is a subsidiary of Federated Investors.

FUND ADMINISTRATION

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides the Fund with certain administrative personnel and services necessary to operate the Fund, such as certain legal and accounting services. Federated
Administrative Services provides these at an annual rate as specified below:


        MAXIMUM                    AVERAGE AGGREGATE DAILY
  ADMINISTRATIVE FEE               NET ASSETS OF THE TRUST


         .150%           on the first $250 million
         .125%           on the next $250 million
         .100%           on the next $250 million
         .075%           on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $50,000 for each portfolio in Independence One Mutual Funds. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

CUSTODIAN. Michigan National Bank, Farmington Hills, Michigan, is custodian for the securities and cash of the Fund.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Board of Trustees.

NET ASSET VALUE

--------------------------------------------------------------------------------

The Fund's net asset value per share fluctuates. It is determined by adding the market value of all securities and other assets of the Fund, subtracting the liabilities of the Fund, and dividing the remainder by the total number of shares outstanding.

INVESTING IN THE FUND

--------------------------------------------------------------------------------

SHARE PURCHASES

Shares of the Fund may be purchased through Michigan National Bank, Independence One Brokerage Services, Inc. ("Independence One"), or through brokers or dealers which have a sales agreement with the distributor. Texas residents must purchase shares through Federated Securities Corp. at 1-800-618-8573. Investors may purchase shares of the Fund on days on which both the New York Stock Exchange and Federal Reserve Wire System are open for business. In connection with the sale of Fund shares, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request.

TO PLACE AN ORDER. Investors may call toll-free 1-800-334-2292 to purchase shares of the Fund through Michigan National Bank or Independence One. In addition, investors may purchase shares of the Fund by calling their authorized broker directly. Payments may be made either by check or wire transfer of federal funds.

Payment by wire must be received before 4:00 p.m. (Eastern time). It is the responsibility of Michigan National Bank, Independence One or broker/dealers to transmit orders to the Fund by 5:00 p.m. (Eastern time) in order for shares to be purchased at that day's price. For settlement of an order, payment must be received by check or wire transfer within three business days of receipt of the order. To purchase by check, the check must be included with the order and made payable to "Independence One Equity Plus Fund." Checks must be converted into federal funds to be considered received.

Federal funds should be wired as follows: Federated Shareholder
Services Company c/o Michigan National Bank, Farmington Hills,
Michigan; Account Number: 6856238933; For Credit to: Independence One Equity Plus Fund; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 072000805.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund is $1,000. Subsequent investments must be in amounts of at least $100.

WHAT SHARES COST

Shares of the Fund are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder of record. Share certificates are not issued unless shareholders so request by contacting their Michigan National Bank or Independence One representative or authorized broker in writing.

Detailed confirmations of each purchase and redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during that month.

DIVIDENDS AND CAPITAL GAINS

Dividends are declared and paid quarterly. Capital gains realized by the Fund, if any, will be distributed at least once every 12 months. Dividends and capital gains are automatically reinvested on payment dates in additional shares without a sales charge unless cash payments are requested by shareholders in writing to the Fund through their Michigan National Bank or Independence One representative or authorized broker. Shares purchased with reinvested dividends are credited to shareholder accounts on the following day.

SYSTEMATIC INVESTMENT PROGRAM

Once the Fund account has been opened, shareholder may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received. A shareholder may apply for participation in this program through Michigan National Bank by calling 1-800-334-2292.

EXCHANGING SECURITIES FOR FUND SHARES

--------------------------------------------------------------------------------

The Fund may accept securities in exchange for Fund shares. The Fund will allow such exchanges only upon the prior approval of the Fund and a determination by the Fund and the Adviser that the securities to be exchanged are acceptable.

Any securities exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value, and must be liquid. The market value of any securities exchanged in an initial investment, plus any cash, must be at least equal to the minimum investment in the Fund. The Fund acquires the exchanged securities for investment and not for resale.

Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. The basis of the exchange will depend on the net asset value of Fund shares on the day the securities are valued. One share of the Fund will be issued for the equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities.

If an exchange is permitted, it will be treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Fund shares, a gain or loss may be realized by the investor.

EXCHANGE PRIVILEGE

--------------------------------------------------------------------------------

All shareholders of the Fund are shareholders of the Trust, which consists of the Fund, Independence One Fixed Income Fund, Independence One Michigan Municipal Bond Fund, Independence One U.S. Government Securities Fund and the following money market funds: Independence One Michigan Municipal Cash Fund; Independence One Prime Money Market Fund; and Independence One U.S. Treasury Money Market Fund. Shareholders of the Fund have access to these funds ("participating funds") through an exchange program.

With the exception of Independence One Prime Money Market Fund, the participating funds currently offer only one class of shares. If such funds should add a second class of shares, exchanges may be limited to shares of the same class of each fund. Shareholders of the Fund have access to both Class A Shares and Class B Shares of Independence One Prime Money Market Fund through the exchange program.

Shares of the Fund may be exchanged for shares of participating funds at net asset value.

Shareholders who exercise this exchange privilege must exchange shares having a net asset value at least equal to the minimum investment of the participating fund into which they are exchanging. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the participating fund into which the exchange is being made.

The exchange privilege is available to shareholders residing in any state in which the participating fund shares being acquired may legally be sold. Upon receipt by the transfer agent of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value. If the exchanging shareholder does not have an account in the participating fund whose shares are being acquired, a new account will be established with the same registration, dividend, and capital gain options as the account from which shares are exchanged, unless otherwise specified by the shareholder. In the case where the new account registration is not identical to that of the existing account, a signature guarantee is required. (See "Redeeming Fund Shares--By Mail.") Exercise of this privilege is treated as a redemption and new purchase for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The Fund reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination. Shareholders may obtain further information on the exchange privilege by calling their Michigan National Bank or Independence One representative or authorized broker.

EXCHANGE BY TELEPHONE. Shareholders may provide instructions for exchanges between participating funds by telephone to their Michigan National Bank or Independence One representative by calling 1-800-334-2292. In addition, investors may exchange shares by calling their authorized brokers directly. Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations.

An authorization form permitting the Fund to accept telephone exchange requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through a Michigan National Bank or Independence One representative or authorized broker. Telephone exchange instructions may be recorded.

Telephone exchange instructions must be received by Michigan National Bank, Independence One or an authorized broker and transmitted to the transfer agent before 4:00 p.m. (Eastern time) for shares to be exchanged the same day. Shareholders who exchange into a fund will not receive a dividend from the Fund on the date of the exchange.

Shareholders may have difficulty in making exchanges by telephone through banks, brokers, and other financial institutions during times of drastic economic or market changes. If shareholders cannot contact their Michigan National Bank or Independence One representative or authorized broker by telephone, it is recommended that an exchange request be made in writing and sent by mail for next day delivery. Send mail requests to: Independence One Mutual Funds, 27777 Inkster Road, Mail Code 10-30, Farmington Hills, Michigan 48333-9065.

Any shares held in certificate form cannot be exchanged by telephone but must be forwarded to Federated Shareholder Services Company, the transfer agent, by a Michigan National Bank or Independence One representative or authorized broker and deposited to the shareholder's account before being exchanged.

If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

WRITTEN EXCHANGE. A shareholder wishing to make an exchange by written request may do so by sending it to: Independence One Mutual Funds, 27777 Inkster Road, Mail Code 10-30, Farmington Hills, Michigan
48333-9065. In addition, an investor may exchange shares by sending a written request to their authorized broker directly.

REDEEMING FUND SHARES

--------------------------------------------------------------------------------

Shares are redeemed at their next determined net asset value after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays restricting wire transfers. Telephone or written requests for redemption must be received in proper form and can be made to the Fund through a Michigan National Bank or Independence One representative or authorized broker. Although the transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

BY TELEPHONE. Shares may be redeemed by telephoning a Michigan National Bank or an Independence One representative at 1-800-334-2292. In addition, shareholders may redeem shares by calling their authorized brokers directly. Redemption requests must be received and transmitted to the transfer agent before 4:00 p.m. (Eastern time) in order for shares to be redeemed at that day's net asset value. The Michigan National Bank or Independence One representative or authorized broker is responsible for promptly submitting redemption requests and providing proper written redemption instructions to the transfer agent. Registered broker/dealers may charge customary fees and commissions for this service. If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

For calls received before 4:00 p.m. (Eastern time) proceeds will normally be wired the next day to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System or a check will be sent to the address of record. In no event will proceeds be wired or a check sent more than seven days after a proper request for redemption has been received.

An authorization form permitting the Fund to accept telephone redemption requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through a Michigan National Bank or Independence One representative or authorized broker. Telephone redemption instructions may be recorded.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

BY MAIL. Shareholders may redeem shares by sending a written request to the Fund through their Michigan National Bank or Independence One representative or authorized broker. The written request should include the shareholder's name, the Fund name, the class designation, the account number, and the share or dollar amount requested. Shareholders redeeming through Michigan National Bank or Independence One should mail written requests to: Independence One Mutual Funds, 27777 Inkster Road, Mail Code 10-30, Farmington Hills, Michigan 48333-9065. Investors redeeming through an authorized broker should mail written requests directly to their broker.

If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

       a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

       a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

       a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

       any other "eligible guarantor institution", as defined in the Securities & Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days after receipt of a proper written redemption request.

SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, shares of the Fund are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Fund shares, and the fluctuation of the net asset value of Fund shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through Michigan National Bank by calling 1-800-334-2292.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $1,000 because of changes in the Fund's net asset value. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION

--------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances. As of June 9, 1997, Pierson & Co., the nominee for Michigan National Bank may for certain purposes be deemed to control the Equity Plus Fund because it is owner of record of certain shares of the Fund.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

EFFECT OF BANKING LAWS

--------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such banking laws and regulations do not prohibit such a holding company or affiliate from acting as an investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers.

Some entities providing services to the Trust are subject to such banking laws and regulations. They believe, based on the advice of its counsel, that they may perform those services for the Trust contemplated by any agreement entered into with the Trust without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Trustees would consider alternative means of continuing available investment services. It is not expected that existing shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

TAX INFORMATION

--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held their shares.

PERFORMANCE INFORMATION

--------------------------------------------------------------------------------

From time to time the Fund advertises its total return and yield.

Total return represents the change, over a specific period of time, in the value of an investment in the Fund after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Fund is calculated by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

STANDARD & POOR'S

--------------------------------------------------------------------------------

"Standard & Poor's", "S&P", and "S&P 100" are trademarks of the
McGraw-Hill Companies, Inc. and have been licensed for use by Michigan National Bank. The Fund is not sponsored, endorsed, sold or promoted by, or affiliated with, Standard & Poor's ("S&P").

S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Standard & Poor's 100 Index ("S&P 100 Index") to track general stock market performance. S&P's only relationship to Michigan National Bank (the "Licensee") is the licensing of certain trademarks and trade names of S&P and of the S&P 100 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Fund. S&P has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 100 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 100 INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OR MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 100 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

INDEPENDENCE ONE EQUITY PLUS FUND
PORTFOLIO OF INVESTMENTS

APRIL 30, 1997

--------------------------------------------------------------------------------


   SHARES                                                                                              VALUE

------------  -----------------------------------------------------------------------------------  --------------
COMMON STOCKS--96.3%

-------------------------------------------------------------------------------------------------
              AEROSPACE & DEFENSE--3.0%

              -----------------------------------------------------------------------------------
      22,226  Boeing Co.                                                                           $    2,192,039
              -----------------------------------------------------------------------------------
       3,954  General Dynamics Corp.                                                                      281,723
              -----------------------------------------------------------------------------------
      14,795  Raytheon Co.                                                                                645,432
              -----------------------------------------------------------------------------------
      13,725  Rockwell International Corp.                                                                912,713
              -----------------------------------------------------------------------------------
      14,719  United Technologies Corp.                                                                 1,113,124
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     5,145,031

              -----------------------------------------------------------------------------------  --------------
              AUTOMOTIVE--3.9%

              -----------------------------------------------------------------------------------
      44,038  Chrysler Corp.                                                                            1,321,140
              -----------------------------------------------------------------------------------
      75,083  Ford Motor Co.                                                                            2,609,134
              -----------------------------------------------------------------------------------
      47,385  General Motors Corp.                                                                      2,742,407
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     6,672,681

              -----------------------------------------------------------------------------------  --------------
              BANKING--2.2%

              -----------------------------------------------------------------------------------
      22,256  BankAmerica Corp.                                                                         2,601,170
              -----------------------------------------------------------------------------------
      19,776  First Chicago NBD Corp.                                                                   1,112,400
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     3,713,570

              -----------------------------------------------------------------------------------  --------------
              CAPITAL GOODS--1.4%

              -----------------------------------------------------------------------------------
       9,289  Homestake Mining Co.                                                                        123,079
              -----------------------------------------------------------------------------------
      26,200  Minnesota Mining & Manufacturing Co.                                                      2,279,400
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     2,402,479

              -----------------------------------------------------------------------------------  --------------
              CHEMICALS--4.0%

              -----------------------------------------------------------------------------------
      15,390  Dow Chemical Co.                                                                          1,306,226
              -----------------------------------------------------------------------------------
      35,288  Du Pont (E.I.) de Nemours & Co.                                                           3,744,939
              -----------------------------------------------------------------------------------
       4,636  Mallinckrodt, Inc.                                                                          168,635
              -----------------------------------------------------------------------------------
      36,471  Monsanto Co.                                                                              1,559,135
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     6,778,935

              -----------------------------------------------------------------------------------  --------------

INDEPENDENCE ONE EQUITY PLUS FUND

--------------------------------------------------------------------------------


   SHARES                                                                                              VALUE

------------  -----------------------------------------------------------------------------------  --------------
              COMMERCIAL--1.2%

              -----------------------------------------------------------------------------------
      34,436  Ameritech Corp.                                                                      $    2,104,900
              -----------------------------------------------------------------------------------  --------------
              COMPUTERS--7.5%

              -----------------------------------------------------------------------------------
       4,321  (a)Ceridian Corp.                                                                           144,213
              -----------------------------------------------------------------------------------
      40,768  (a)Cisco Systems, Inc.                                                                    2,109,744
              -----------------------------------------------------------------------------------
       4,794  (a)Computer Sciences Corp.                                                                  299,625
              -----------------------------------------------------------------------------------
      62,899  Hewlett-Packard Co.                                                                       3,302,198
              -----------------------------------------------------------------------------------
      32,101  International Business Machines Corp.                                                     5,160,236
              -----------------------------------------------------------------------------------
      41,941  (a)Oracle Corp.                                                                           1,667,155
              -----------------------------------------------------------------------------------
      11,073  (a)Unisys Corp.                                                                              66,438
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    12,749,609

              -----------------------------------------------------------------------------------  --------------
              CONSUMER--1.2%

              -----------------------------------------------------------------------------------
      29,702  American Express Co.                                                                      1,956,619
              -----------------------------------------------------------------------------------  --------------
              COSMETICS & PERSONAL CARE--0.5%

              -----------------------------------------------------------------------------------
       8,327  Avon Products, Inc.                                                                         513,151
              -----------------------------------------------------------------------------------
       6,842  International Flavors & Fragrances, Inc.                                                    288,219
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                       801,370

              -----------------------------------------------------------------------------------  --------------
              ELECTRIC--0.7%

              -----------------------------------------------------------------------------------
      14,625  Entergy Corp.                                                                               341,859
              -----------------------------------------------------------------------------------
      42,667  Southern Co.                                                                                869,340
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     1,211,199

              -----------------------------------------------------------------------------------  --------------
              ELECTRICAL EQUIPMENT--7.3%

              -----------------------------------------------------------------------------------
       5,909  Black & Decker Corp.                                                                        197,951
              -----------------------------------------------------------------------------------
       9,959  (a)Digital Equipment Corp.                                                                  297,525
              -----------------------------------------------------------------------------------
     102,119  General Electric Co.                                                                     11,322,444
              -----------------------------------------------------------------------------------
       7,862  Honeywell, Inc.                                                                             555,254
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    12,373,174

              -----------------------------------------------------------------------------------  --------------

INDEPENDENCE ONE EQUITY PLUS FUND

--------------------------------------------------------------------------------


   SHARES                                                                                              VALUE

------------  -----------------------------------------------------------------------------------  --------------
              ELECTRONICS--5.8%

              -----------------------------------------------------------------------------------
      13,907  AMP, Inc.                                                                            $      498,914
              -----------------------------------------------------------------------------------
      50,898  Intel Corp.                                                                               7,793,756
              -----------------------------------------------------------------------------------
       8,746  (a)National Semiconductor Corp.                                                             218,650
              -----------------------------------------------------------------------------------
       2,849  Polaroid Corp.                                                                              138,177
              -----------------------------------------------------------------------------------
       2,069  Tektronix, Inc.                                                                             111,985
              -----------------------------------------------------------------------------------
      11,935  Texas Instruments, Inc.                                                                   1,065,199
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     9,826,681

              -----------------------------------------------------------------------------------  --------------
              ENTERTAINMENT--2.1%

              -----------------------------------------------------------------------------------
      42,316  Disney (Walt) Co.                                                                         3,469,912
              -----------------------------------------------------------------------------------
       6,517  (a)Harrah's Entertainment, Inc.                                                             104,272
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     3,574,184

              -----------------------------------------------------------------------------------  --------------
              FINANCIAL SERVICES--2.7%

              -----------------------------------------------------------------------------------
      28,726  Citicorp                                                                                  3,235,266
              -----------------------------------------------------------------------------------
       8,632  Great Western Financial Corp.                                                               362,544
              -----------------------------------------------------------------------------------
      10,215  Merrill Lynch & Co., Inc.                                                                   972,979
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     4,570,789

              -----------------------------------------------------------------------------------  --------------
              FOOD & BEVERAGE--10.1%

              -----------------------------------------------------------------------------------
     154,327  Coca-Cola Co.                                                                             9,819,055
              -----------------------------------------------------------------------------------
      23,081  Heinz (H.J.) Co.                                                                            957,862
              -----------------------------------------------------------------------------------
      43,733  McDonald's Corp.                                                                          2,345,182
              -----------------------------------------------------------------------------------
      97,377  PepsiCo, Inc.                                                                             3,396,023
              -----------------------------------------------------------------------------------
       6,664  Ralston Purina Co.                                                                          548,947
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    17,067,069

              -----------------------------------------------------------------------------------  --------------
              FOREST PRODUCTS & PAPER--1.0%

              -----------------------------------------------------------------------------------
       3,070  Boise Cascade Corp.                                                                         102,077
              -----------------------------------------------------------------------------------
       6,052  Champion International Corp.                                                                281,418
              -----------------------------------------------------------------------------------
      19,011  International Paper Co.                                                                     803,215
              -----------------------------------------------------------------------------------

INDEPENDENCE ONE EQUITY PLUS FUND

--------------------------------------------------------------------------------


   SHARES                                                                                              VALUE

------------  -----------------------------------------------------------------------------------  --------------
              FOREST PRODUCTS & PAPER--CONTINUED

              -----------------------------------------------------------------------------------
      12,430  Weyerhaeuser Co.                                                                     $      568,673
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     1,755,383

              -----------------------------------------------------------------------------------  --------------
              HOMEBUILDERS--0.2%

              -----------------------------------------------------------------------------------
       5,260  Fluor Corp.                                                                                 289,300
              -----------------------------------------------------------------------------------  --------------
              HOUSEHOLD PRODUCTS--0.6%

              -----------------------------------------------------------------------------------
       9,207  Colgate-Palmolive Co.                                                                     1,021,977
              -----------------------------------------------------------------------------------  --------------
              INSURANCE--3.3%

              -----------------------------------------------------------------------------------
      12,747  American General Corp.                                                                      556,088
              -----------------------------------------------------------------------------------
      29,431  American International Group, Inc.                                                        3,781,883
              -----------------------------------------------------------------------------------
       4,663  CIGNA Corp.                                                                                 701,199
              -----------------------------------------------------------------------------------
       7,362  ITT Hartford Group, Inc.                                                                    548,469
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     5,587,639

              -----------------------------------------------------------------------------------  --------------
              MANUFACTURING--1.2%

              -----------------------------------------------------------------------------------
      10,926  Allegheny Teledyne, Inc.                                                                    290,905
              -----------------------------------------------------------------------------------
      20,888  Eastman Kodak Co.                                                                         1,744,148
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     2,035,053

              -----------------------------------------------------------------------------------  --------------
              MEDICAL SUPPLIES--1.4%

              -----------------------------------------------------------------------------------
      17,108  Baxter International, Inc.                                                                  819,045
              -----------------------------------------------------------------------------------
      42,079  Columbia/HCA Healthcare Corp.                                                             1,472,765
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     2,291,810

              -----------------------------------------------------------------------------------  --------------
              METALS & MINING--0.5%

              -----------------------------------------------------------------------------------
      10,869  Aluminum Co. of America                                                                     759,471
              -----------------------------------------------------------------------------------  --------------
              OFFICE EQUIPMENT--0.9%

              -----------------------------------------------------------------------------------
       2,445  Harris Corp.                                                                                209,048
              -----------------------------------------------------------------------------------
      20,344  Xerox Corp.                                                                               1,251,156
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     1,460,204

              -----------------------------------------------------------------------------------  --------------
              OIL--11.7%

              -----------------------------------------------------------------------------------
      31,168  Amoco Corp.                                                                               2,606,424
              -----------------------------------------------------------------------------------

INDEPENDENCE ONE EQUITY PLUS FUND

--------------------------------------------------------------------------------


   SHARES                                                                                              VALUE

------------  -----------------------------------------------------------------------------------  --------------
              OIL--CONTINUED

              -----------------------------------------------------------------------------------
      10,097  Atlantic Richfield Co.                                                               $    1,374,454
              -----------------------------------------------------------------------------------
       9,021  Baker Hughes, Inc.                                                                          311,224
              -----------------------------------------------------------------------------------
       6,597  Coastal Corp.                                                                               313,357
              -----------------------------------------------------------------------------------
     155,672  Exxon Corp.                                                                               8,814,927
              -----------------------------------------------------------------------------------
       7,848  Halliburton Co.                                                                             554,265
              -----------------------------------------------------------------------------------
      24,694  Mobil Corp.                                                                               3,210,220
              -----------------------------------------------------------------------------------
      20,832  Occidental Petroleum Corp.                                                                  460,908
              -----------------------------------------------------------------------------------
      15,276  Schlumberger Ltd.                                                                         1,691,817
              -----------------------------------------------------------------------------------
       9,737  Williams Cos., Inc. (The)                                                                   427,211
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    19,764,807

              -----------------------------------------------------------------------------------  --------------
              PHARMACEUTICALS--10.0%

              -----------------------------------------------------------------------------------
      62,780  Bristol-Myers Squibb Co.                                                                  4,112,090
              -----------------------------------------------------------------------------------
      83,473  Johnson & Johnson                                                                         5,112,721
              -----------------------------------------------------------------------------------
      74,768  Merck & Co., Inc.                                                                         6,766,504
              -----------------------------------------------------------------------------------
      31,848  Pharmacia & Upjohn, Inc.                                                                    943,497
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    16,934,812

              -----------------------------------------------------------------------------------  --------------
              RECREATION--0.1%

              -----------------------------------------------------------------------------------
       6,169  Brunswick Corp.                                                                             174,274
              -----------------------------------------------------------------------------------  --------------
              RETAIL--4.4%

              -----------------------------------------------------------------------------------
      30,677  (a)KMart Corp.                                                                              417,974
              -----------------------------------------------------------------------------------
      17,168  Limited, Inc.                                                                               311,170
              -----------------------------------------------------------------------------------
      15,351  May Department Stores Co.                                                                   709,984
              -----------------------------------------------------------------------------------
      24,541  Sears, Roebuck & Co.                                                                      1,177,968
              -----------------------------------------------------------------------------------
       3,691  Tandy Corp.                                                                                 193,316
              -----------------------------------------------------------------------------------
      18,384  (a)Toys R Us, Inc.                                                                          523,944
              -----------------------------------------------------------------------------------
     145,284  Wal-Mart Stores, Inc.                                                                     4,104,273
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     7,438,629

              -----------------------------------------------------------------------------------  --------------

INDEPENDENCE ONE EQUITY PLUS FUND

--------------------------------------------------------------------------------


   SHARES                                                                                              VALUE

------------  -----------------------------------------------------------------------------------  --------------
              STEEL--0.0%

              -----------------------------------------------------------------------------------
       7,071  (a)Bethlehem Steel Corp.                                                             $       58,336
              -----------------------------------------------------------------------------------  --------------
              TELECOMMUNICATIONS--5.6%

              -----------------------------------------------------------------------------------
     102,622  AT&T Corp.                                                                                3,437,837
              -----------------------------------------------------------------------------------
      27,440  Bell Atlantic Corp.                                                                       1,859,060
              -----------------------------------------------------------------------------------
      42,930  MCI Communications Corp.                                                                  1,636,706
              -----------------------------------------------------------------------------------
      27,579  NYNEX Corp.                                                                               1,427,213
              -----------------------------------------------------------------------------------
      16,196  Northern Telecom Ltd.                                                                     1,176,235
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     9,537,051

              -----------------------------------------------------------------------------------  --------------
              TRANSPORTATION--1.3%

              -----------------------------------------------------------------------------------
       9,587  Burlington Northern Santa Fe                                                                754,976
              -----------------------------------------------------------------------------------
       4,585  Delta Air Lines, Inc.                                                                       422,393
              -----------------------------------------------------------------------------------
       7,150  (a)Federal Express Corp.                                                                    385,206
              -----------------------------------------------------------------------------------
       7,841  Norfolk Southern Corp.                                                                      704,710
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     2,267,285

              -----------------------------------------------------------------------------------  --------------
              UTILITIES-ELECTRIC--0.5%

              -----------------------------------------------------------------------------------
      11,749  American Electric Power Co., Inc.                                                           475,835
              -----------------------------------------------------------------------------------
      13,658  Unicom Corp.                                                                                297,062
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                       772,897

              -----------------------------------------------------------------------------------  --------------
              TOTAL COMMON STOCKS (IDENTIFIED COST $114,119,504)                                      163,097,218
              -----------------------------------------------------------------------------------  --------------

INDEPENDENCE ONE EQUITY PLUS FUND

--------------------------------------------------------------------------------


 PRINCIPAL

   AMOUNT                                                                                              VALUE

------------  -----------------------------------------------------------------------------------  --------------
(B) REPURCHASE AGREEMENT--3.2%

-------------------------------------------------------------------------------------------------
$  5,407,000  First Chicago Capital Markets, Inc., 5.42%, dated 4/30/1997, due
              5/1/1997 (AT AMORTIZED COST)                                                         $    5,407,000
              -----------------------------------------------------------------------------------  --------------
              TOTAL INVESTMENTS (IDENTIFIED COST $119,526,504)(C)                                  $  168,504,218
              -----------------------------------------------------------------------------------  --------------

(a) Non-income producing security.

(b) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

 (c) The cost of investments for federal tax purposes amounts to $119,584,156. The net unrealized appreciation of investments on a federal tax basis amounts to $48,920,062 which is comprised of $50,425,265 appreciation and $1,505,203 depreciation at April 30, 1997.

Note: The categories of investments are shown as a percentage of net assets

($169,328,223) at
      April 30, 1997.

(See Notes which are an integral part of the Financial Statements) INDEPENDENCE ONE EQUITY PLUS FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1997

--------------------------------------------------------------------------------



ASSETS:

-------------------------------------------------------------------------------------------------
Total investments in securities, at value

(identified cost $119,526,504, and tax cost $119,584,156)                                          $  168,504,218
-------------------------------------------------------------------------------------------------
Income receivable                                                                                         214,563

-------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                              2,643,174

-------------------------------------------------------------------------------------------------
Deferred expenses                                                                                          14,980

-------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                     171,376,935

-------------------------------------------------------------------------------------------------
LIABILITIES:

-----------------------------------------------------------------------------------
Payable for shares redeemed                                                          $  2,032,158
-----------------------------------------------------------------------------------
Accrued expenses                                                                           16,554

-----------------------------------------------------------------------------------  ------------
     Total liabilities                                                                                  2,048,712

-------------------------------------------------------------------------------------------------  --------------
NET ASSETS for 12,060,154 shares outstanding                                                       $  169,328,223
-------------------------------------------------------------------------------------------------  --------------
NET ASSETS CONSIST OF:

-------------------------------------------------------------------------------------------------
Paid in capital                                                                                    $  118,473,226
-------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                             48,977,714

-------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                            1,729,963
-------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                       147,320

-------------------------------------------------------------------------------------------------  --------------
     Total Net Assets                                                                              $  169,328,223
-------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:

$169,328,223 / 12,060,154 shares outstanding                                                       $        14.04
-------------------------------------------------------------------------------------------------  --------------

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE EQUITY PLUS FUND
STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 1997

--------------------------------------------------------------------------------


INVESTMENT INCOME:

---------------------------------------------------------------------------------------------------
Dividends                                                                                            $   2,919,790
---------------------------------------------------------------------------------------------------
Interest                                                                                                   219,655

---------------------------------------------------------------------------------------------------  -------------
     Total income                                                                                        3,139,445

---------------------------------------------------------------------------------------------------
EXPENSES:

--------------------------------------------------------------------------------------
Investment advisory fee                                                                 $   588,469
--------------------------------------------------------------------------------------
Administrative personnel and services fee                                                   160,370

--------------------------------------------------------------------------------------
Custodian fees                                                                               46,720

--------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                     32,771
--------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                     3,000

--------------------------------------------------------------------------------------
Auditing fees                                                                                12,643

--------------------------------------------------------------------------------------
Legal fees                                                                                    1,407

--------------------------------------------------------------------------------------
Portfolio accounting fees                                                                    48,989

--------------------------------------------------------------------------------------
Share registration costs                                                                     24,714

--------------------------------------------------------------------------------------
Printing and postage                                                                          8,390

--------------------------------------------------------------------------------------
Insurance premiums                                                                            2,846

--------------------------------------------------------------------------------------
Miscellaneous                                                                                 4,179

--------------------------------------------------------------------------------------  -----------
     Total expenses                                                                         934,498

--------------------------------------------------------------------------------------
Waivers--

-------------------------------------------------------------------------
  Waiver of investment advisory fee                                          $(262,493)

-------------------------------------------------------------------------
  Waiver of administrative personnel and services fee                          (88,264)
-------------------------------------------------------------------------  -----------
     Total waivers                                                                         (350,757)

--------------------------------------------------------------------------------------  -----------
          Net expenses                                                                                     583,741

---------------------------------------------------------------------------------------------------  -------------
               Net investment income                                                                     2,555,704

---------------------------------------------------------------------------------------------------  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

---------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                         1,757,572

---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                    31,063,371
---------------------------------------------------------------------------------------------------  -------------
     Net realized and unrealized gain on investments                                                    32,820,943
---------------------------------------------------------------------------------------------------  -------------
          Change in net assets resulting from operations                                             $  35,376,647
---------------------------------------------------------------------------------------------------  -------------

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE EQUITY PLUS FUND
STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                        YEAR ENDED APRIL 30,

                                                                                   ------------------------------
                                                                                        1997           1996*
---------------------------------------------------------------------------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:

---------------------------------------------------------------------------------
OPERATIONS--

---------------------------------------------------------------------------------
Net investment income                                                              $    2,555,704  $    1,003,299
---------------------------------------------------------------------------------
Net realized gain on investments ($1,787,648 and $593,968 net gains,

respectively, as computed for federal tax purposes)                                     1,757,572         566,391
---------------------------------------------------------------------------------
Net change in unrealized appreciation                                                  31,063,371      17,914,343
---------------------------------------------------------------------------------  --------------  --------------
     Change in net assets resulting from operations                                    35,376,647      19,484,033
---------------------------------------------------------------------------------  --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS--

---------------------------------------------------------------------------------
Distributions from net investment income                                               (2,489,618)       (922,065)
---------------------------------------------------------------------------------
Distributions from net realized gains                                                    (594,000)       --
---------------------------------------------------------------------------------  --------------  --------------
     Change in net assets resulting from distributions to shareholders                 (3,083,618)       (922,065)
---------------------------------------------------------------------------------  --------------  --------------
SHARE TRANSACTIONS--

---------------------------------------------------------------------------------
Proceeds from sale of shares                                                           50,948,693      98,945,293
---------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of distributions

declared                                                                                1,995,104           6,353
---------------------------------------------------------------------------------
Cost of shares redeemed                                                               (28,517,581)     (4,904,636)
---------------------------------------------------------------------------------  --------------  --------------
     Change in net assets resulting from share transactions                            24,426,216      94,047,010
---------------------------------------------------------------------------------  --------------  --------------
          Change in net assets                                                         56,719,245     112,608,978
---------------------------------------------------------------------------------
NET ASSETS:

---------------------------------------------------------------------------------
Beginning of period                                                                   112,608,978        --
---------------------------------------------------------------------------------  --------------  --------------
End of period (including undistributed net investment income of $147,320 and

$81,234, respectively)                                                             $  169,328,223  $  112,608,978
---------------------------------------------------------------------------------  --------------  --------------

* For the period from September 25, 1995 (date of initial public investment) to April 30, 1996.

(See Notes which are an integral part of the Financial Statements) INDEPENDENCE ONE EQUITY PLUS FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 1997

--------------------------------------------------------------------------------

(1) ORGANIZATION

Independence One Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Independence One Equity Plus Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is total return.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

INDEPENDENCE ONE EQUITY PLUS FUND

--------------------------------------------------------------------------------

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:


                         YEAR ENDED APRIL 30,


                                                                                        -------------------------


                                                                                           1997        1996(A)

--------------------------------------------------------------------------------------  -----------  ------------
Shares sold                                                                               4,175,707    10,346,964

--------------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                          164,811           571
--------------------------------------------------------------------------------------
Shares redeemed                                                                          (2,168,967)     (458,932)
--------------------------------------------------------------------------------------  -----------  ------------
     Net change resulting from share transactions                                         2,171,551     9,888,603
--------------------------------------------------------------------------------------  -----------  ------------

(a) For the period from September 25, 1995 (date of initial public investment) to April 30, 1996.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     INVESTMENT ADVISORY FEE--Michigan National Bank, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the

INDEPENDENCE ONE EQUITY PLUS FUND

--------------------------------------------------------------------------------
     Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

     Under the terms of a sub-advisory agreement between the Adviser and Sosnoff Sheridan Corporation, Sosnoff Sheridan Corporation receives an annual fee from the Adviser equal to 0.035% of the average daily value of the Fund's equity securities. Sosnoff Sheridan Corporation may voluntarily choose to reduce its compensation. ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period. The administrative fee during any fiscal year shall be at least $50,000 for each portfolio in the Trust. FAS may voluntarily choose to waive a portion of its fee.

     TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

     PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

     CUSTODIAN FEES--Michigan National Bank is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

     ORGANIZATIONAL EXPENSES--Organizational expenses of $23,382 were borne initially by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following effective date. For the period ended April 30, 1997, the Fund paid $2,728 pursuant to this agreement.

     GENERAL--Certain of the Officers of the Trust are Officers and/or Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended April 30, 1997, were as follows:


PURCHASES                                                                                            $  33,660,128

---------------------------------------------------------------------------------------------------  -------------
SALES                                                                                                $  11,994,940
---------------------------------------------------------------------------------------------------  -------------

REPORT OF KPMG PEAT MARWICK LLP,
INDEPENDENT AUDITORS

--------------------------------------------------------------------------------
To the Board of Trustees and Shareholders INDEPENDENCE ONE MUTUAL
FUNDS:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Independence One Equity Plus Fund (a portfolio within Independence One Mutual Funds) as of April 30, 1997, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights, which is presented on page 2 of this prospectus, for the year or period from September 25, 1995 (commencement of operations) to April 30, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at April 30, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Independence One Equity Plus Fund as of April 30, 1997, and the results of its operations, changes in its net assets, and its financial highlights for each of the periods listed above, in conformity with generally accepted accounting principles.

                                                           KPMG PEAT MARWICK LLP

Pittsburgh, Pennsylvania
June 17, 1997

INDEPENDENCE ONE
MUTUAL FUNDS

INDEPENDENCE ONE
EQUITY PLUS FUND

Federated Investors Tower
Pittsburgh, Pennsylvania 15222-3779

INVESTMENT ADVISER

Michigan National Bank
27777 Inkster Road

Mail Code 10-52

Farmington Hills, Michigan 48333-9065

SUB-ADVISER

Sosnoff Sheridan Corporation
440 South LaSalle Street

Suite 2301
Chicago, Illinois 60605

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower

Pittsburgh, Pennsylvania 15222-3779

CUSTODIAN

Michigan National Bank
27777 Inkster Road

Mail Code 10-30

Farmington Hills, Michigan 48333-9065

TRANSFER AGENT AND

DIVIDEND DISBURSING AGENT

Federated Shareholder
Services Company

P.O. Box 8600
Boston, Massachusetts 02266-8600

INDEPENDENT AUDITORS

KPMG Peat Marwick LLP
One Mellon Bank Center

Pittsburgh, Pennsylvania 15219
Independence One(R)
Equity Plus Fund

Distributed by Federated Securities Corp.

Prospectus dated
June 30, 1997

-------------------------------------------------------
-------------------------------------------------------
-------------------------------------------------------
-------------------------------------------------------
-------------------------------------------------------
-------------------------------------------------------
-------------------------------------------------------
-------------------------------------------------------

[LOGO OF MICHIGAN NATIONAL BANK INVESTMENT ADVISOR]
[LOGO OF RECYCLED PAPER]

Cusip 453777872
G00979-08 (6/97)

                   INDEPENDENCE ONE EQUITY PLUS FUND
            (A PORTFOLIO OF INDEPENDENCE ONE MUTUAL FUNDS)

                  STATEMENT OF ADDITIONAL INFORMATION

        This Statement of Additional Information should be read with the prospectus of Independence One Equity Plus Fund (the "Fund"), a portfolio of Independence One Mutual Funds (the "Trust") dated June 30, 1997. This Statement is not a prospectus. You may request a copy of a prospectus free of charge by calling 1-800-334-2292.

        FEDERATED INVESTORS TOWER
        PITTSBURGH, PENNSYLVANIA 15222-3779

                     Statement dated June 30, 1997

[GRAPHIC OMITTED]

        Cusip 453777872
        G01198 -01 (6/97)

TABLE OF CONTENTS



                                                                I

GENERAL INFORMATION ABOUT THE FUND                        1

INVESTMENT OBJECTIVE AND POLICIES                         1
   Types of Investments                                   1
   Portfolio Turnover                                     3
   Investment Limitations                                 3

INDEPENDENCE ONE MUTUAL FUNDS MANAGEMENT                  6
   Officers and Trustees                                  6
   Fund Ownership                                         7
   Trustees' Compensation                                 8
   Trustee Liability                                      8
   Massachusetts Partnership Law                          8

INVESTMENT ADVISORY SERVICES                              8
   Adviser to the Fund                                    8
   Advisory Fees                                          9
   Sub-Adviser to the Fund                                9
   Sub-Advisory Fees                                      9

BROKERAGE TRANSACTIONS                                    9

OTHER SERVICES                                            9
   Trust Administration                                   9
   Custodian                                              9
   Transfer Agent and Dividend Disbursing Agent          10
   Independent Auditors                                  10



PURCHASING SHARES                                        10
   Conversion to Federal Funds                           10

DETERMINING NET ASSET VALUE                              10

DETERMINING MARKET VALUE OF SECURITIES                   10

REDEEMING SHARES                                         10
   Redemption in Kind                                    10

TAX STATUS                                               11
   The Fund's Tax Status                                 11
   Shareholders' Tax Status                              11
   Capital Gains                                         11

TOTAL RETURN                                             11

YIELD                                                    12

PERFORMANCE COMPARISONS                                  12
   Economic and Market Information                       13

GENERAL INFORMATION ABOUT THE FUND


The Fund is a portfolio in Independence One Mutual Funds (the
"Trust"), which was established as a Massachusetts business trust under a Declaration of Trust dated January 9, 1989.

INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is total return. This investment objective cannot be changed without the approval of shareholders.

TYPES OF INVESTMENTS

In addition to the common stocks described in the prospectus, the Fund may also invest in temporary investments which include, but are not limited to, short-term money market instruments and U.S. government obligations, and securities in such proportions as, in the judgment of the Fund's investment adviser, prevailing market conditions warrant. The following discussion supplements the description of the Fund's investment policies in the prospectus. Unless otherwise indicated, the investment policies described below may be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in the policies becomes effective.

      U.S. GOVERNMENT OBLIGATIONS

     The types of U.S. government obligations in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

         o  the full faith and credit of the U.S. Treasury;

         o  the issuer's right to borrow from the U.S. Treasury;

         o the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

         o  the credit of the agency or instrumentality issuing the obligations.

         Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are: Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; and Student Loan Marketing Association.

      VARIABLE RATE U.S. GOVERNMENT SECURITIES

         In the case of certain U.S. government securities purchased by the Fund that carry variable interest rates, these rates will reduce the changes in the market value of such securities from their original purchase prices.

         Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.

         The Fund may purchase variable rate U.S. government securities upon the determination by the Trustees that the interest rate as adjusted will cause the instrument to have a current market value that approximates its par value on the adjustment date.

      MONEY MARKET INSTRUMENTS

         The Fund may invest in the following money market instruments:

         o instruments of domestic and foreign banks and savings associations having capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation ("FDIC");

         o commercial paper issued by domestic or foreign corporations rated A-1 by Standard & Poor's Ratings Group ("S&P") Prime-1 by Moody's Investors Service, Inc., or F-1 by Fitch Investors Service, Inc. or, if unrated, of comparable quality as determined by the Fund's investment adviser;

         o time and savings deposits whose accounts are insured by the Bank Insurance Fund ("BIF") or in institutions whose accounts are insured by the Savings Association Insurance Fund, which is also administered by the FDIC, including certificates of deposit issued by, and other time deposits in, foreign branches of BIF-insured banks; or

         o  bankers' acceptances.

      REPURCHASE AGREEMENTS

         The Fund requires its custodian to take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that a defaulting seller of the securities filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's investment adviser to be creditworthy pursuant to guidelines established by the Trustees.

      STOCK INDEX FUTURES AND OPTIONS

         The Fund may utilize stock index futures contracts, options, and options on futures contracts as discussed in the prospectus.

         A stock index futures contract is a bilateral agreement which obligates the seller to deliver (and the purchaser to take delivery of) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of trading of the contract and the price at which the agreement is originally made. There is no physical delivery of the stocks constituting the index, and no price is paid upon entering into a futures contract. In general, contracts are closed out prior to their expiration. The Fund, when purchasing or selling a futures contract, will initially be required to deposit in a segregated account in the broker's name with the Fund's custodian an amount of cash or U.S. government securities approximately equal to 5-10% of the contract value. This amount is known as "initial margin," and it is subject to change by the exchange or board of trade on which the contract is traded. Subsequent payments to and from the broker are made on a daily basis as the price of the index or the securities underlying the futures contract fluctuates. These payments are known as "variation margins," and the fluctuation in value of the long and short positions in the futures contract is a process referred to as "marking to market." The Fund may decide to close its position on a contract at any time prior to the contract's expiration. This is accomplished by the Fund taking an opposite position at the then prevailing price, thereby terminating its existing position in the contract. Because both the initial and variation margin resemble a performance bond or good faith deposit on the contract, they are returned to the Fund upon the termination of the contract, assuming that all contractual obligations have been satisfied. Therefore, the margin utilized in futures contracts is readily distinguishable from the margin employed in security transactions, since futures contracts margin does not involve the borrowing of funds to finance the transaction.

         A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. Put options on stock indices are similar to put options on stocks except for the delivery requirements. Instead of giving the Fund the right to make delivery of stock at a specified price, a put option on a stock index gives the Fund, as holder, the right to receive an amount of cash upon exercise of the option.

         The Fund may also write covered call options. As the writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. Writing of call options is intended to generate income for the Fund and thereby protect against price movements in particular securities in the Fund's portfolio.

         The Fund may only: (1) buy listed put options on stock indices; (2) buy listed put options on securities held in its portfolio; and (3) sell listed call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any such additional consideration). The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or expired.

      REVERSE REPURCHASE AGREEMENTS

         The Fund also may enter into reverse repurchase agreements under certain circumstances. This transaction is similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

      LENDING OF PORTFOLIO SECURITIES

         In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Fund's investment adviser has determined are creditworthy and will receive collateral in the form of cash or U.S. government securities equal to at least 102% of the value of the securities loaned.

         There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

         The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan. In circumstances where the Fund does not, the Fund would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

PORTFOLIO TURNOVER

The Fund may trade or dispose of portfolio securities as considered necessary to meet its investment objective. It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual rate of portfolio turnover exceeding 100%. For the fiscal year ended April 30, 1997 and for the period from September 25, 1995 (date of initial public investment) to April 30, 1996, the Fund's portfolio turnover rates were 8% and 6%, respectively.

INVESTMENT LIMITATIONS

      SELLING SHORT AND BUYING ON MARGIN

         The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of transactions. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

      ISSUING SENIOR SECURITIES AND BORROWING MONEY

         The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed. The Fund will not purchase any securities while borrowings in excess of 5% of the value of the Fund's total assets are outstanding.

         The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.

      PLEDGING ASSETS

         The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. For the purpose of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contracts and related options, and segregation or collateral arrangements made in connection with options activities.

      INVESTING IN REAL ESTATE

         The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

 INVESTING IN COMMODITIES, COMMODITY CONTRACTS, OR COMMODITY FUTURES CONTRACTS

         The Fund will not purchase or sell commodities, commodity contracts or commodity futures contracts except to the extent that the Fund may engage in transactions involving futures contracts and related options.

      UNDERWRITING

         The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

      DIVERSIFICATION OF INVESTMENTS

         With respect to securities comprising 75% of the value of its assets, the Fund will not purchase securities of any one issuer (other than securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer. Also, the Fund will not acquire more than 10% of the voting securities of any one issuer.

      CONCENTRATION OF INVESTMENTS

         The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments.

      LENDING CASH OR SECURITIES

         The Fund will not lend any of its assets except portfolio securities up to one-third of the value of its total assets. This shall not prevent the Fund from purchasing U.S. government obligations, money market instruments, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies and limitations.

The above investment limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

      INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

         The Fund can acquire up to 3% of the total outstanding stock of other investment companies. The Fund will not be subject to any other limitations with regard to the acquisition of securities of other investment companies so long as the public offering price of the Fund's shares does not include a sales charge exceeding 1-1/2 percent. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses, such as investment advisory, custodian and transfer agent fees, and therefore, any investment by the Fund in shares of another investment company would be subject to such duplicate expenses.

      INVESTING IN RESTRICTED SECURITIES

         The Fund will not invest more than 5% of its total assets in securities subject to restrictions on resale under the federal securities laws, except for certain restricted securities which meet the criteria for liquidity as established by the Trustees.

      INVESTING IN ILLIQUID SECURITIES

         The Fund will not invest more than 15% of the value of its net assets in illiquid obligations including repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options, certain securities not determined by the Trustees to be liquid, and non-negotiable fixed income time deposits with maturities over seven days.

      INVESTING IN PUT OPTIONS

         The Fund will not purchase put options on securities, other than put options on stock indices, unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions.

      WRITING COVERED CALL OPTIONS

         The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

      INVESTING IN WARRANTS

         The Fund will not invest more than 5% of its assets in warrants. No more than 2% of the Fund's net assets , to be included within the overall 5% limit on investments in warrants, may be warrants which are not listed on the New York Stock Exchange or the American Stock Exchange.

      PURCHASING SECURITIES TO EXERCISE CONTROL

         The Fund will not purchase securities of a company for purposes of exercising control or management.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association, having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

The Fund does not intend to borrow money in excess of 5% of the value of its total assets during the current year.

INDEPENDENCE ONE MUTUAL FUNDS MANAGEMENT

OFFICERS AND TRUSTEES

Officers and Trustees are listed with their addresses, birthdates, principal occupations, and present positions, including any affiliation with Michigan National Bank, Michigan National
Corporation, Federated Investors, Federated Securities Corp.,
Federated Administrative Services, and Federated Services Company.

Robert E. Baker
4327 Stoneleigh Road
Bloomfield Hills, MI
Birthdate:  May 6, 1930

Trustee

Retired; formerly, Vice Chairman, Chrysler Financial Corporation.

Harold Berry
Berry Enterprises
290 Franklin Center

29100 Northwestern Highway

Southfield, MI

Birthdate:  September 17, 1925

Trustee

Managing Partner, Berry Enterprises; Chairman, Independent Sprinkler Companies, Inc.; Chairman, Berry, Ziegelman & Company.

Clarence G. Frame+
W-875 First Bank Building
332 Minnesota Street

St. Paul, MN

Birthdate:  July 26, 1918

Trustee

Director, Milwaukee Land Company; formerly, Vice Chairman, First Bank System, Inc., and President, The First National Bank of St. Paul, a subsidiary of First Bank System, Inc.

Harry J. Nederlander+
231 S. Old Woodward, Suite 219

Birmingham, MI
Birthdate:  September 5, 1917

Trustee

Chairman, Nederlander Enterprises.

Thomas S. Wilson
Two Championship Drive
Auburn Hills, MI
Birthdate:  October 8, 1949

Trustee

President and Executive Administrator of the Detroit Pistons;
President and CEO, Palace Sports and Entertainment.

Edward C. Gonzales
Federated Investors Tower

Pittsburgh, PA
Birthdate:  October 22, 1930

President and Treasurer

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds distributed by Federated Securities Corp.; President, Executive Vice President and Treasurer of some of the Funds distributed by Federated Securities Corp.

Jeffrey W. Sterling
Federated Investors Tower

Pittsburgh, PA
Birthdate:  February 5, 1947

Vice President and Assistant Treasurer

Vice President and Assistant Treasurer of various Funds distributed by Federated Securities Corp.

Jay S. Neuman
Federated Investors Tower

Pittsburgh, PA
Birthdate:  April 22, 1950

Secretary

Corporate Counsel, Federated Investors.

+ Members of the Trust's Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.

FUND OWNERSHIP

Officers and Trustees own less than 1% of the outstanding shares of the Fund. The following list indicates the beneficial ownership of shareholders who are the beneficial owners of more than 5% of the outstanding shares of the Equity Plus Fund as of June 9, 1997: Pierson & Co., the nominee for Michigan National Bank, acting in various capacities for numerous accounts, owned, of record, approximately 11,597,672 shares (97.18%).

TRUSTEES' COMPENSATION

                                        AGGREGATE

NAME ,                                  COMPENSATION
POSITION WITH                           FROM
THE TRUST                               THE TRUST*

Robert E. Baker                         $10,250
Trustee
Harold Berry                            $10,250
Trustee
Clarence G. Frame                       $10,250
Trustee
Harry J. Nederlander                    $ 9,050
Trustee
Thomas S. Wilson                        $10,250
Trustee

*Information is furnished for the fiscal year ended April 30, 1997. The Trust is the only Investment Company in the Fund Complex. The aggregate compensation is provided for the Trust which is comprised of seven portfolios.

TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use the property of the Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.

INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND

The Fund's investment adviser is Michigan National Bank (the "Adviser").

The Adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Because of the internal controls maintained by Michigan National Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Michigan National Bank's or its affiliates' lending relationships with an issuer.

ADVISORY FEES

For its advisory services, Michigan National Bank receives an annual investment advisory fee as described in the prospectus. For the fiscal year ended April 30, 1997 and for the period from September 25, 1995 (date of initial public investment) through April 30, 1996, the Adviser earned $588,469 and $208,897, of which $262,493 and $104,448, respectively, were voluntarily waived.

SUB-ADVISER TO THE FUND

The Fund's sub-adviser is Sosnoff Sheridan Corporation (doing business as Sosnoff Sheridan Group)(the "Sub-Adviser").

SUB-ADVISORY FEES

For its sub-advisory services, the Sub-Adviser receives an annual sub-advisory fee as described in the prospectus.

For the fiscal year ended April 30, 1997 and for the period from September 25, 1995 (date of initial public investment) through April 30, 1996, the Sub-Adviser earned $50,260 and $19,633, respectively, none of which was voluntarily waived.

BROKERAGE TRANSACTIONS

The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal year ended April 30, 1997 and for the period from September 25, 1995 (date of initial public investment) to April 30, 1996, the Fund paid $26,727 and $13,382, respectively, in brokerage commissions on brokerage transactions.

Although investment decisions for the Funds are made independently from those of the other accounts managed by the Adviser, investments of the type the Funds may make may also be made by those other accounts. When the Funds and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds.

OTHER SERVICES

TRUST ADMINISTRATION

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Funds for the fees set forth in the prospectus. For the fiscal year ended April 30, 1997 and for the period from September 25 1995 (date of initial public investment) to April 30, 1996, the administrator earned $160,370 and $58,574, of which $88,264 and $57,628, respectively, were voluntarily waived.

CUSTODIAN

Michigan National Bank, Farmington Hills, Michigan, is custodian for the securities and cash of the Fund. For the services to be provided to the Trust pursuant to the Custodian Agreement, the Trust pays the custodian an annual fee based upon the average daily net assets of the Fund and which is payable monthly. The custodian will also charge transaction fees and out-of-pocket expenses.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, Boston, Massachusetts, through its subsidiary Federated Shareholder Services Company, is transfer agent for the shares of the Funds and dividend disbursing agent for the Funds.

INDEPENDENT AUDITORS

The independent auditors for the Fund is KPMG Peat Marwick LLP,
Pittsburgh, Pennsylvania.

PURCHASING SHARES

Shares are sold at their net asset value without a sales charge on days when both the New York Stock Exchange and the Federal Reserve Wire System are open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund."

CONVERSION TO FEDERAL FUNDS

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. Michigan National Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus.

DETERMINING MARKET VALUE OF SECURITIES

The market values of the Fund's portfolio securities are determined as follows:

         o for equity securities, according to the last sale price on a national securities exchange, if applicable;

         o in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;

         o  for unlisted equity securities, latest bid prices;

         o for bonds and other fixed income securities, as determined by an independent pricing service;

         o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost; or

         o for all other securities, at fair value as determined in good faith by the Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect:
institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Fund will value futures contracts and options at their market values established by the exchanges at the close of options trading on such exchanges unless the Trustees determine in good faith that another method of valuing option positions is necessary.

REDEEMING SHARES

The Fund redeems shares at the next computed net asset value after Federated Shareholder Services Company receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Fund Shares."

REDEMPTION IN KIND

Although the Fund intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio. To satisfy registration requirements in a particular state, redemption in kind will be made (for any shareholder requesting redemption) in readily marketable securities to the extent that such securities are available. If this state's policy changes, the Fund reserves the right to redeem in kind by delivering those securities it deems appropriate.

Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.

TAX STATUS

THE FUND'S TAX STATUS

The Fund expects to pay no federal income tax because it intends to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

To qualify for this treatment, the Fund must, among other requirements:

         o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

         o derive less than 30% of its gross income from the sale of securities held less than three months;

         o  invest in securities within certain statutory limits; and

         o distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

Shareholders are subject to federal income tax on dividends received as cash or additional shares. The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the Fund if the Fund were a regular corporation, and to the extent designated by the Fund as so qualifying. These dividends, and any short-term capital gains, are taxable as ordinary income.

CAPITAL GAINS

Long-term capital gains distributed to shareholders will be treated as long-term capital gains regardless of how long shareholders have held shares.

TOTAL RETURN

The average annual total returns for the Fund for the 1-year period ended April 30, 1997 and the period from September 25, 1995 (date of initial public investment) through April 30, 1997 were 26.00% and 26.09%, respectively.

The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the reinvestment of all dividends and distributions.

Advertisements and other sales literature for the Fund may quote total returns which are calculated on nonstandardized base periods. These total returns also represent the historic change in the value of an investment in the Fund based on quarterly reinvestment of dividends over a specified period of time.


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YIELD

The Fund's yield for the thirty-day period ended April 30, 1997 was 1.50%.

The yield for the Fund is determined each day by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees.

PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:

         o  portfolio quality;

         o  average portfolio maturity;

         o  type of instruments in which the portfolio is invested;

         o  changes in interest rates and market value of portfolio securities;

         o  changes in the Fund's expenses; and

         o  various other factors.

The Fund's performance fluctuates on a daily basis largely because net earnings and the maximum offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors, such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

         o STANDARD & POOR'S COMPOSITE INDEX OF 500 STOCKS AND STANDARD & POOR'S 100 INDEX, a composite indices of common stocks in industry, transportation, and financial and public utility companies can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.

         o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in the maximum offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "index funds" category in advertising and sales literature.

         o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.

            APPENDIX FOR INDEPENDENCE ONE EQUITY PLUS FUND

A. The graphic presentation here displayed consists of a line graph titled "Growth of $10,000 Invested in Independence One Equity Plus Fund (the "Fund"). The corresponding components of the line graph are listed underneath. The Fund is represented by a solid line. The Standard & Poor's 100 Composite Stock Price Index is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Fund and the Standard & Poor's 100 Composite Stock Price Index. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Fund's start of performance, 9/25/95 through 4/30/97. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the Standard & Poor's 100 Composite Stock Price Index; the ending values are $14,485 and $14,598, respectively.